CONVERTIBLE NOTES PAYABLE (Tables)	6 Months Ended
Apr. 30, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of convertible notes payable outstanding

	Jefferson Street Capital	Lambda Ventures, LLC	Total
Principal amount	$96,250	$96,250	$192,500
Add: Guaranteed interest payable	$7,700	$7,700	$15,400
Gross note balance	$103,950	$103,950	$207,900
Less: Original issue discount	$(8,199)	$(8,246)	$(16,445)
Less: Warrant discount (ASC 470-20)	$(33,929)	$(42,962)	$(76,891)
Less: Debt issue Costs	$(4,919)	$(4,948)	$(9,867)
Less: Guaranteed interest cost	$(7,215)	$(7,257)	$(14,472)
Less: Derivative discount	$(43,138)	$(34,556)	$(77,694)
Net carrying value	$6,550	$5,981	$12,531

Schedule of allocation and total debt discount

	April 7, 2026	April 30, 2026
Note Principal (Face Value)	$96,250	$96,250
Guaranteed Interest Payable	7,700	7,700
Gross Note Balance	103,950	103,950
Less: Unamortized Debt Discount - OID	(8,750)	(8,199)
Less: Unamortized Debt Discount - Guaranteed Interest	(7,700)	(7,215)
Less: Unamortized Debt Discount - Warrant	(36,211)	(33,929)
Less: Unamortized Debt Issue Costs	(5,250)	(4,919)
Less: Unamortized Debt Discount - Derivative	(46,039)	(43,138)
Convertible Note Payable, Net	$—	$6,550

Lambda Ventures

	April 9, 2026	April 30, 2026
Note Principal (Face Value)	$96,250	$96,250
Guaranteed Interest Payable	7,700	7,700
Gross Note Balance	103,950	103,950
Less: Unamortized Debt Discount - OID	(8,750)	(8,246)
Less: Unamortized Debt Discount - Guar. Int.	(7,700)	(7,257)
Less: Unamortized Debt Discount -Warrant	(45,584)	(42,962)
Less: Unamortized Debt Issue Costs	(5,250)	(4,948)
Less: Unamortized Debt Discount - Derivative	(36,666)	(34,556)
Convertible Note Payable, Net	$—	$5,981

Schedule of loss on fair value of convertible note

	LV Note (Day 1)	JSC Note (Day 1)	Total
Note Face Value	$96,250	$96,250	$192,500
Guaranteed Interest	7,700	7,700	15,400
Gross Note Balance	$103,950	$103,950	$207,900
Less Debt cost
(a) Original Issue Discount (OID)	(8,750)	(8,750)	(17,500)
(b) Guaranteed Interest Charge	(7,700)	(7,700)	(15,400)
(c) Warrant Fair Value (Black-Scholes)	(45,584)	(36,211)	(81,795)
(d)Debt Issue Costs	(5,250)	(5,250)	(10,500)
Net value of note	$36,666	$46,039	$82,705

Derivative Liability — Intrinsic Value	$(113,986)	$(69,300)	$(183,286)
Less: Net value of note	$36,666	$46,039	$82,705
Day 1 loss on issuance of note	$(77,320)	$(23,261)	$(100,581)

Schedule of loss on fair value of convertible note

Amount
Convertible note – Newlan law firm	$59,867
Less: Share issued for conversion	(47,446)
Gain on fair value of convertible note	$12,421

Schedule of common stock purchase warrants outstanding

Counterparty	Issue Date	Warrant Shares	Exercise Price	Expiration	Grant-Date Fair Value	Status
Jefferson Street Capital, LLC	Apr 7, 2026	385,000	$0.25	Apr 7, 2031	$36,211	Outstanding
Lambda Ventures, LLC	Apr 9, 2026	385,000	$0.25	Apr 9, 2031	$45,584	Outstanding
Total		770,000	$0.25		$81,795

Jefferson Street Capital L L C [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of roll-forward of derivative liability

Derivative Liability - Conversion Feature (JSC)	Amount
Balance - Issuance Date (April 7, 2026)	$69,300
Change in Fair Value - Period (loss)	$26,950
Balance at April 30, 2026	$96,250

Lambda Ventures L L C [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of roll-forward of derivative liability

Derivative Liability - Conversion Feature (LV)	Amount
Balance - Issuance Date (April 9, 2026)	$113,986
Change in Fair Value - Period (gain)	$(17,736)
Balance at April 30, 2026	$96,250

Jefferson Street Capital Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of assumptions

Parameter	Issuance Date (April 7, 2026)	April 30, 2026 (Informational)
Stock Price (S)	$0.0946	$0.1040
Exercise Price (K)	$0.2500	$0.2500
Expected Term (Years)	5.00	4.94
Risk-Free Rate	3.95%	4.02%
Expected Volatility (σ)	257.85%	308.30%
Expected Dividend Yield	0.00%	0.00%
d₁	2.7486	3.3271
d₂	(3.0171)	(3.5252)
N(d₁)	0.9970	0.9996
N(d₂)	0.0013	0.0002
Fair Value Per Share	$0.0941	$0.1039
Total Warrant Fair Value	$36,211	$40,006

The change in the fair value of the JSC Warrant from the issuance date to April 30, 2026 was $3,795. As the warrant is equity-classified, this change is not recognized in the Statements of Operations.

Lambda Ventures Warrant

Parameter	Issuance Date (April 9, 2026)	April 30, 2026 (Informational)
Stock Price (S)	$0.1190	$0.1040
Exercise Price (K)	$0.2500	$0.2500
Expected Term (Years)	5.00	4.94
Risk-Free Rate	3.91%	4.02%
Expected Volatility (σ)	258.54%	308.30%
Expected Dividend Yield	0.00%	0.00%
d₁	2.7960	3.3271
d₂	(2.9852)	(3.5252)
N(d₁)	0.9974	0.9996
N(d₂)	0.0014	0.0002
Fair Value Per Share	$0.1184	$0.1039
Total Warrant Fair Value	$45,584	$40,006

Lambda Ventures Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of assumptions

Parameter	Issuance Date (April 9, 2026)	April 30, 2026 (Informational)
Stock Price (S)	$0.1190	$0.1040
Exercise Price (K)	$0.2500	$0.2500
Expected Term (Years)	5.00	4.94
Risk-Free Rate	3.91%	4.02%
Expected Volatility (σ)	258.54%	308.30%
Expected Dividend Yield	0.00%	0.00%
d₁	2.7960	3.3271
d₂	(2.9852)	(3.5252)
N(d₁)	0.9974	0.9996
N(d₂)	0.0014	0.0002
Fair Value Per Share	$0.1184	$0.1039
Total Warrant Fair Value	$45,584	$40,006